Mutual Funds	Supplement

Nuveen International Funds

Nuveen International Opportunities Fund

SUPPLEMENT NO. 5
dated February 11, 2025 to the Statutory Prospectus dated March 1, 2024, as supplemented May 6, 2024

Effective February 11, 2025, Gregory Mancini and John Tribolet have been named portfolio managers of the Nuveen International Opportunities Fund (the “Fund”). Jason Campbell and Dan Roberts are no longer portfolio managers of the Fund. Therefore, all references to Mr. Campbell and Mr. Roberts are hereby removed from the Fund’s portfolio management team disclosure in the Statutory Prospectus. There are no changes to the Fund’s investment objective, principal investment strategies or principal risks. Further, the following is hereby added to the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 32 of the Statutory Prospectus:

Name:	Gregory Mancini	John Tribolet
Title:	Managing Director	Managing Director
Experience on Fund:	since 2025	since 2025

Additionally, as a result of the portfolio management team changes described above, the following hereby replaces in its entirety the entry for the Fund in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” on page 108 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At Advisors*	Total	On Team
NUVEEN INTERNATIONAL OPPORTUNITIES FUND
Gregory Mancini
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates–2016 to Present (research and portfolio management of an international portfolio); Merrill Lynch, London–2015 to 2016 (equities); Dabroes Management–2008 to 2015 (partner, founding member, European hedge fund)	2016	1996	2025

John Tribolet
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates–2005 to Present (portfolio management of global and international equity portfolios)	2005	1997	2025

* Including tenure at affiliate or predecessor firms, as applicable.

MGN-TCFIF-0225P

Mutual Funds	Supplement

Nuveen Fixed-Income and Real Estate Securities Select Funds

Nuveen Core Plus Bond Fund
Nuveen High Yield Fund

SUPPLEMENT NO. 1
dated February 11, 2025 to the Summary Prospectuses dated August 1, 2024

SUPPLEMENT NO. 3
dated February 11, 2025 to the Statutory Prospectus dated August 1, 2024

Jean Lin will retire from Nuveen on April 1, 2025. Ms. Lin will continue to serve as a portfolio manager of the Nuveen High Yield Fund until that time. Therefore, effective April 1, 2025, all references to Ms. Lin will be removed from the Fund’s portfolio management team disclosure in the Fund’s Summary Prospectus and in the Statutory Prospectus.

Kevin R. Lorenz will retire from Nuveen on July 1, 2025. He will continue to serve as a portfolio manager of the Nuveen Core Plus Bond Fund and the Nuveen High Yield Fund until that time. Therefore, effective July 1, 2025, all references to Mr. Lorenz will be removed from the Funds’ portfolio management team disclosure in the Funds’ Summary Prospectuses and in the Statutory Prospectus.

Effective February 11, 2025, Kristal Y. Seales has been named a portfolio manager of the Nuveen Core Plus Bond Fund. Joseph Higgins, Nicholas Travaglino and Katherine Renfrew will continue to serve as portfolio managers for the Fund. There are no changes to the Fund’s investment objective, principal investment strategies or principal risks. Due to this change, the following is hereby added to the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 10 of the Fund’s Summary Prospectus and on page 52 of the Statutory Prospectus:

Name:	Kristal Y. Seales, CFA
Title:	Managing Director
Experience on Fund:	since 2025

Effective February 11, 2025, James S. Kim has been named a portfolio manager of the Nuveen High Yield Fund. Kristal Y. Seales will continue to serve as a portfolio manager for the Fund. There are no changes to the Fund’s investment objective, principal investment strategies or principal risks. Due to this change, the following is hereby added to the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 11 of the Fund’s Summary Prospectus and on page 86 of the Statutory Prospectus:

Name:	James S. Kim
Title:	Managing Director
Experience on Fund:	since 2025

Additionally, as a result of the portfolio management team changes described above, the following is hereby added to the entries for the Nuveen Core Plus Bond Fund and the Nuveen High Yield Fund in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” beginning on page 184 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At Advisors*	Total	On Team
NUVEEN CORE PLUS BOND FUND
Kristal Y. Seales, CFA
Managing Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates–2001 to Present (fixed-income portfolio management)	2001	2001	2025
NUVEEN HIGH YIELD FUND
James S. Kim
Managing Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates–2007 to Present (fixed-income portfolio management)	2007	2000	2025

* Including tenure at affiliate or predecessor firms, as applicable.

MGN-FIRESCPBHY-0225P

Mutual Funds	Supplement

SUPPLEMENT NO. 3
dated February 11, 2025 to the Statement of Additional Information (“SAI”) dated March 1, 2024 and August 1, 2024, as supplemented through October 29, 2024

Effective February 11, 2025, Gregory Mancini and John Tribolet have been named portfolio managers of the Nuveen International Opportunities Fund. Jason Campbell and Dan Roberts are no longer portfolio managers of the Fund. Therefore, all references to Mr. Campbell and Mr. Roberts are hereby removed from the Fund’s portfolio management team disclosure in the SAI.

Jean Lin will retire from Nuveen on April 1, 2025. Ms. Lin will continue to serve as a portfolio manager of the Nuveen High Yield Fund until that time. Therefore, effective April 1, 2025, all references to Ms. Lin will be removed from the Fund’s portfolio management team disclosure in the SAI.

Kevin R. Lorenz will retire from Nuveen on July 1, 2025. He will continue to serve as a portfolio manager of the Nuveen Core Plus Bond Fund and the Nuveen High Yield Fund until that time. Therefore, effective July 1, 2025, all references to Mr. Lorenz will be removed from the Funds’ portfolio management team disclosure in the SAI.

Effective February 11, 2025, Kristal Y. Seales has been named a portfolio manager of the Nuveen Core Plus Bond Fund. Joseph Higgins, Nicholas Travaglino and Katherine Renfrew will continue to serve as portfolio managers for the Fund.

Effective February 11, 2025, James S. Kim has been named a portfolio manager of the Nuveen High Yield Fund. Kristal Y. Seales will continue to serve as a portfolio manager for the Fund.

The following hereby replaces in its entirety the entry for the Nuveen International Opportunities Fund in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 101 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Nuveen International Opportunities Fund
Gregory Mancini**	2	1	0	$ 6,648	$52	$0	$10,001–50,000
John Tribolet**	3	1	0	$36,616	$52	$0	$0

*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of December 31, 2024.

The following is hereby added to the entry for the Nuveen Core Plus Bond Fund in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 103 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Nuveen Core Plus Bond Fund
Kristal Y. Seales**	4	1	2	$2,721	$57	$50	$0

*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of December 31, 2024.

The following is hereby added to the entry for the Nuveen High Yield Fund in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 103 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Nuveen High Yield Fund
James S. Kim**	0	0	0	$0	$0	$0	$0

*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of December 31, 2024.

MGN-TCFEQIFI-0225P